       As filed with the Securities and Exchange Commission on February 11, 2002

                                             Securities Act File No. 333-75786
                                     Investment Company Act File No. 811-10405


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

     Pre-Effective Amendment No. 1                                     /X/

     Post-Effective Amendment No.  ___                                 / /

         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

     Amendment No. 1                                                   /X/


                        (Check appropriate box or boxes.)


                               ALPINE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd floor
                           MILWAUKEE, WISCONSIN 53202
                    (Address of Principal Executive Offices)


                                 (866) 729-6633
               (Registrant's Telephone Number, Including Area Code


                                Samuel A. Lieber
                      Alpine Management & Research, L.L.C.
                        122 East 42nd Street, 37th floor
                            New York, New York 10168
                     (Name and address of Agent for Service)

                                    Copy to:

                            Herbert J. Willcox, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

            Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective:

     / /  immediately upon filing pursuant to paragraph (b)

     / /  on (date) pursuant to paragraph (b)

     / /  60 days after filing pursuant to paragraph (a)(1)

     / /  on (date) pursuant to paragraph (a)(1)

     / /  75 days after filing pursuant to paragraph (a)(2)

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant will amend this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 SUBJECT TO COMPLETION DATED: FEBRUARY 11, 2002


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                  [ALPINE LOGO]



                           ALPINE DYNAMIC BALANCE FUND

                               P R O S P E C T U S

                         A series of Alpine Series Trust
                            615 East Michigan Street
                                    3rd floor
                               Milwaukee, WI 53202


                     For more information call 866-729-6633
                                       or
                     View our website at www.alpinefunds.com




                                Dated [ ], 2002


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities as an investment and has not passed on the adequacy or accuracy of the information in this prospectus. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

                                                                                                                          PAGE
ABOUT THE FUND............................................................................................................1
                  Investment Objectives...................................................................................1
                  Principal Investment Strategies.........................................................................1
                  Who Should Invest.......................................................................................1
                  Main Risks..............................................................................................1
FUND PERFORMANCE..........................................................................................................2
FEES AND EXPENSES.........................................................................................................2
THE FUND'S INVESTMENTS AND RELATED RISKS..................................................................................4
MANAGEMENT OF THE FUND....................................................................................................5
                  Sub-Adviser.............................................................................................6
                  Portfolio Managers......................................................................................6
HOW TO BUY SHARES.........................................................................................................6
                  Purchases by Mail.......................................................................................6
                  Purchases by Wire.......................................................................................6
                  How the Fund Values Its Shares..........................................................................6
                  Additional Information..................................................................................7
HOW TO REDEEM SHARES......................................................................................................7
                  Redeeming Shares by Mail................................................................................7
                  Redeeming Shares by Telephone...........................................................................7
                  General.................................................................................................8
SHAREHOLDER SERVICES......................................................................................................8
                  Systematic Investment Plan..............................................................................8
                  Telephone Investment Plan...............................................................................8
                  Systematic Cash Withdrawal Plan.........................................................................8
                  Investments Through Employee Benefit and Savings Plans..................................................8
                  Automatic Reinvestment Plan.............................................................................8
                  Tax Sheltered Retirement Plans..........................................................................9
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................................................................9
                  Dividend Policy.........................................................................................9
                  Taxation of the Fund....................................................................................9
                  Taxation of Shareholders................................................................................9
FINANCIAL HIGHLIGHTS......................................................................................................9
ADDITIONAL INFORMATION...................................................................................................10

                                 ABOUT THE FUND

INVESTMENT OBJECTIVES

The primary investment objective of Alpine Dynamic Balance Fund is capital appreciation. The Fund's secondary investment objectives are reasonable income and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S. companies and high quality fixed income securities. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants. The fixed income securities in which the Fund invests may include U.S. Government debt obligations, corporate debt obligations, and money market instruments. As described below, the Fund's investments in common stocks will emphasize stocks that (at the time of purchase) pay dividends and have capital appreciation potential.

Allocation of the Fund's assets among different types of investments will vary from time to time depending on prevailing economic and market conditions, including (without any emphasis on anyone particular condition): inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. The Fund's portfolio is managed by the Fund's investment adviser, Alpine Management & Research, LLC, and its sub-adviser, Saxon Woods Advisors, LLC. Under normal circumstances, the Fund invests not less than 25% of its net assets in fixed income securities. The Fund will sometimes be more heavily invested in equity securities and at other times it will be more heavily invested in fixed income securities, depending on the Adviser's and Sub-Adviser's appraisal of market and economic conditions. For instance, the Fund may be more heavily invested in equity securities when, in the opinion of the Advisers, interest rates are generally perceived to be rising and the anticipated performance of equity securities is believed to be positive. In such instances, the Fund may invest up to 75% of its net assets in equity securities. Additionally, the Fund may invest up to 75% of its net assets in fixed income securities when, in the opinion of the Advisers, the prospective returns of equity securities appear to be lower or less certain than those of fixed income securities.


The Fund invests in equity securities that offer growth potential and in equity securities that offer the potential for both growth and income. The Advisers focus on companies they believe are attractively valued relative to their growth prospects. In selecting equity investments, the Advisers consider company fundamentals and the strength of a company's management, as well as economic, market and regulatory conditions affecting a company or its industry. The Advisers also seek to identify companies that may be involved in "special situations" which may increase the value of the company's stock. Special situations include a change in the company's management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary.

With respect to fixed income securities, investment emphasis is placed on higher quality issues expected to fluctuate little in value except as a result of changes in prevailing interest rates. The market values of the fixed income securities in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term fixed income securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Advisers believe changes in interest rates will lead to an increase in the values of such securities. The fixed income portion of the Fund's portfolio will consist primarily of high quality fixed income securities; predominantly, debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate obligations and money market instruments. Fixed income securities will be deemed to be of high quality if they are rated "A" or better by Standard and Poor's Rating Services or by Moody's Investors Services, Inc., or if unrated, are determined to be of comparable quality by the Advisers. The Fund may invest up to 5% of its total assets in fixed income securities rated below "A" by Standard and Poor's Rating Services or by Moody's Investors Services, Inc. Convertible debt securities are not subject to the Fund's 5% limit on investments in fixed income securities rated below "A."


The Fund may also invest in stock index options, futures contracts and options on futures. The Fund invests in these instruments for hedging and other non-speculative purposes.


WHO SHOULD INVEST

This Fund may be appropriate for investors seeking a long term investment offering both current income and growth potential.

MAIN RISKS


An investment in Alpine Dynamic Balance Fund, like any investment, is subject to certain risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program.

Risks of Equity Securities - Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). General market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. There is also the risk that the Advisers' judgment about the attractiveness, value and potential appreciation of particular securities will be incorrect. Special situations involve risks that the contemplated transactions will be abandoned, revised, delayed or that an anticipated event will not occur. This can result in the market price of securities declining.

Risks of Fixed Income Securities - The Fund may invest a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of an issuer's inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Options and Futures - The Fund may purchase and sell options and futures as part of its investment program. Transactions involving options and futures involve certain risks. Even when these instruments are used for hedging purposes, a lack of correlation between the value of the instruments underlying an option or futures contract and the value of assets being hedged, or unexpected adverse price movements, could render a hedging strategy ineffective and could result in a loss to the Fund.

                                FUND PERFORMANCE

Because the Fund is newly organized and does not yet have a performance history, a bar chart and total return tables showing Fund performance are not provided.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees* (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                         None

Maximum Deferred Sales Charge (Load)                                     None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends              None

Redemption Fee (as a percentage of an amount redeemed, if                None
   applicable)

Annual Fund Operating Expenses (expenses that are deducted from
   Fund assets)

     Management Fees                                                    1.00%

     Distribution and Service (12b-1) Fees                               None

Other Expenses**                                                        0.35%

Total Gross Annual Fund Operating Expenses                              1.35%

Waivers and Reimbursements***                                             0%


--------

* A $5.00 charge is deducted from redemption proceeds if the proceeds are wired.

**   Based on estimated expenses for the current fiscal year.

*** The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to assure that ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of the Fund's average net assets. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would

Total Net Annual Fund Operating Expense                                 1.35%

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs or investment return may be higher or lower, based on these assumptions, the costs would be:

                    1 YEAR          3 YEARS
                    ------          -------

                     $137              $428



     cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

                    THE FUND'S INVESTMENTS AND RELATED RISKS

This section provides additional information regarding the securities in which the Fund invests, the investment techniques it uses and the risks associated with the Fund's investment program. A more detailed description of the Fund's investment policies and restrictions, and additional information about the Fund's investments, is contained in the Statement of Additional Information.

Common Stocks and Other Equity Securities - The Fund will invest in "common stocks." "Common stocks" represent an ownership interest in a company. The Fund can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Fixed Income Securities - The Fund may invest in bonds and other types of debt obligations of the U.S. Government (or its agents or instrumentalities) and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. The Fund invests primarily in high quality debt obligations. These include securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, and corporate debt obligations rated at the time of purchase by the Fund "A" or better by Standard and Poor's Rating Services or by Moody's Investors Services, Inc. or, if unrated determined to be of comparable quality by the Adviser and the Sub-Adviser.

Illiquid Securities - Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. The Fund may invest up to 15% of the value of its net assets in illiquid securities, including restricted securities and repurchase agreements maturing in more than seven days. However, the Fund may not invest more than 10% of the value of its net assets in such repurchase agreements.

Foreign Securities - The Fund may invest up to 15% of the value of its total assets in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depository Receipts) that represent indirect interests in securities of foreign issuers. These investments involve risks not associated with investments in the U.S., including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks could result in the Advisers misjudging the value of certain securities or in a significant loss in the value of those securities.

Borrowing - The Fund may borrow up to 10% of the value of its total assets from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of the Fund's total assets (calculated at the time of borrowing). The Fund may not make additional investments while it has any borrowings outstanding.

Securities Lending - In order to generate income, the Fund may lend portfolio securities to brokers, dealers and other financial institutions. The Fund will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. Government securities equal to at least 100% of the value of the securities loaned. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. There is a risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Rule 144A Securities - The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser and the Sub-Adviser determine the liquidity of the Rule 144A securities according to guidelines adopted by the Trust's Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities.

Repurchase Agreements - The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. Government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund's expenses. The Adviser and the Sub-Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Risk Characteristics of Options and Futures - Although options and futures transactions are intended to enable the Fund to manage market and interest rate risks, these investments can be highly volatile, and the Fund's use of them could result in poorer investment performance. The Fund's use of these investment devices for hedging purposes may not be successful. Successful hedging strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses futures contracts and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts and options may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. In addition, the Adviser and the Sub-Adviser could be incorrect in their expectations about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors. Even if the expectations of the Adviser and the Sub-Adviser are correct, a hedge could be unsuccessful if changes in the value of the Fund's portfolio securities does not correspond to changes in the value of its futures contracts. The Fund's ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

When-Issued and Delayed Delivery Transactions - The Fund may enter into transactions in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objective.

Defensive Position - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, fixed income securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objectives in these circumstances.

Portfolio Turnover - The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser or the Sub-Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Fund. However, it is expected that the annual portfolio turnover rate of the Fund will not exceed 100%.

Other Investments - The Fund may use a variety of other investment instruments in pursuing its investment program. The investments of the Fund may include: mortgage-backed securities; securities of other investment companies; and various derivative instruments, including but not limited to options on securities, stock index options, options on foreign currencies and forward foreign currency contracts, and futures contracts. Various risks are associated with these investments.

                             MANAGEMENT OF THE FUND

The management of the Fund is supervised by the Board of Trustees of Alpine Series Trust (the "Trust"). Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of the Fund. The Adviser has the responsibility for the management and implementation of the Fund's investment program, under the supervision of the Board of Trustees. Mr. Samuel A. Lieber is the controlling person of the Adviser. He founded the Adviser in 1998. The Fund pays the Adviser a monthly fee computed at the annual rate of 1% of the average daily net assets of the Fund. The advisory fee paid by the Fund is higher than those paid by most other mutual funds. The total estimated annual expenses of the Fund are set forth in the section entitled "FEES AND EXPENSES."

As authorized by its agreement with the Fund, the Adviser has entered into a sub-advisory agreement with Saxon Woods Advisors, LLC (the "Sub-Adviser") to obtain the Sub-Adviser's assistance in managing the Fund's investment portfolio. The Fund's investment portfolio is managed by personnel of the Adviser and the Sub-Adviser. There is no additional charge to the Fund for the services provided by the Sub-Adviser.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser and the Sub-Adviser may consider sales of the Fund's shares as a factor in the selection of dealers to effect portfolio transactions for the Fund.

SUB-ADVISER

The Sub-Adviser assists the Adviser in managing the Fund's investments. The Sub-Adviser was founded in 1999 and is controlled by Mr. Stephen A. Lieber. It manages approximately $600 million of assets for its clients. The Adviser pays the Sub-Adviser a monthly fee computed at the annual rate of 0.65% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS

Mr. Samuel A. Lieber and Mr. Stephen A. Lieber serve as co-portfolio managers of the Fund and are the persons who have day-to-day responsibility for managing the Fund's portfolio.

Samuel A. Lieber is the Chief Executive Officer of the Adviser and also serves as portfolio manager of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund and co-portfolio manager of Alpine Realty Income & Growth Fund. From 1985 until February 1998, he was a portfolio manager with Evergreen Asset Management Corp.

Stephen A. Lieber was Founding Partner of Lieber & Co. (the parent firm of Evergreen Asset Management Corp., the investment adviser to the Evergreen Funds) in 1969 and served as Senior Partner until 1994. Following the purchase of Lieber & Co. by First Union Corp., he continued as chairman, co-chief executive and also as portfolio manager until 1999. Mr. Lieber is Chairman and Senior Portfolio Manager of Saxon Woods Advisors, LLC.

                                HOW TO BUY SHARES

No sales charges are imposed when you purchase of shares of the Fund. You may purchase shares at net asset value as described below or through your financial intermediary. The minimum initial investment in the Fund is $1,000. The minimum may be waived in certain situations. There is no minimum investment requirement for subsequent investments. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request, together with payment in the amount of the purchase. Stock certificates will not be issued except if requested. Instead, your ownership of shares will be reflected in your account records with the Fund.

PURCHASES BY MAIL.  To make an initial purchase by mail:


     -    Complete the Share Purchase Application.
     - Mail the Application, together with a check made payable to the Fund, to: Alpine Dynamic Balance Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202 (Checks not drawn on U.S. banks will be subject to foreign collection, which will delay the investment date, and will be subject to processing fees. The Fund does not accept third party checks.)
     - Subsequent investments may be made in the same manner, but you need not include a Share Purchase Application. When making a subsequent investment, use the return remittance portion of your statement, or indicate on the face of your check, the name of the Fund (Alpine Dynamic Balance Fund), the exact title of the account, your address, and your Fund account number.


PURCHASES BY WIRE.  To make an initial purchase by wire:


     -    Call the Fund at 866-729-6633 for an account number.
     -    Instruct your bank (which may charge a fee) to wire federal funds to:
          U.S. Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, WI 53202,
          ABA No. 042000013, Credit U.S. Bancorp Fund Services, LLC, DDA No. 112-952-137, Attn.: Alpine Dynamic Balance Fund, New Account For:
          Account Name (Name of Investor).
     -    The wire must specify the account registration and account number.
     - A completed Share Purchase Application must also be sent to the Fund (at the address below), indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing your account number with the Fund.
     - Subsequent wire investments may be made by following the same procedures, but you need not request an account number.


HOW THE FUND VALUES ITS SHARES. The net asset value of shares of the Fund is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. Net asset value is determined each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees of the Trust. Non-dollar denominated securities are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities.

ADDITIONAL INFORMATION. If your purchase transaction is canceled due to nonpayment or because your purchase check does not clear, you will be responsible for any loss the Fund or the Adviser incurs. If you are an existing shareholder of the Fund, the Fund may redeem shares from your account to reimburse the Fund or the Adviser for the loss. In addition, you may be prohibited or restricted from making further purchases of shares.

Shares may also be purchased through certain brokers or other financial intermediaries, which may impose transaction fees and other charges. These fees and charges are not imposed by the Fund.

                              HOW TO REDEEM SHARES

You may redeem shares of the Fund on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the net asset value per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, redemption proceeds will not be sent until your check has been collected (which may take up to ten business days). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests.

REDEEMING SHARES BY MAIL.  To redeem shares by mail:


     - Send a signed letter of instruction and, if certificates for shares have been issued, the signed certificates and an executed stock power form, to: Alpine Dynamic Balance Fund, c/o U.S. Bancorp Fund
          Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202. (Stock power forms are available from your financial intermediary, the Fund, and most commercial banks.)
     - Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.
     - Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Fund's transfer agent.
     - Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.
     -    For further information, call 866-729-6633.


REDEEMING SHARES BY TELEPHONE.  To redeem shares by telephone:


     - Call 866-729-6633 between the hours of 8:00 a.m. and 9:00 p.m. (Eastern time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.
     -    Specify the amount of shares you want to redeem (minimum $1,000).
     - Provide the account name, as registered with the Fund, and the account number.
     - Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $5 charge is deducted from redemption proceeds if the proceeds are wired. This charge is subject to change without notice.
     - During periods of unusual economic or market conditions, you may experience difficulty effecting a telephone redemption. In that event, you should follow the procedures for redemption by mail and send your written request by overnight courier to: Alpine Dynamic Balance Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.
     - The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Share Purchase Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to Alpine Dynamic Balance Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Fund's transfer agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.


GENERAL. A redemption of shares is a taxable transaction for Federal income tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by applicable law. The Fund reserves the right to close your account if the account value has remained below $1,000 for thirty days or more as a result of one or more redemptions. You will receive sixty days' written notice to increase the account value before the account is closed. Although in unusual circumstances the Fund may pay the redemption amount in-kind through the distribution of portfolio securities, it is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder.


                              SHAREHOLDER SERVICES

The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary or call 888-785-5578. Some services are described in more detail in the Share Purchase Application.

SYSTEMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments automatically in amounts of not less than $25 per month or $75 per quarter. The minimum initial investment requirement does not apply if you establish a Systematic Investment Plan. However, the Fund reserves the right to close an account that through redemptions or termination of the Systematic Investment Plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months from the date of initial investment. Shares purchased using the Systematic Investment Plan may not be redeemed for ten business days from the date of investment.

TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. If a telephone investment request is received by 4:00 p.m. (Eastern time), shares will be purchased two days after the date the request is received. Shares purchased under the Telephone Investment Plan may not be redeemed for ten business days from the date of investment.

SYSTEMATIC CASH WITHDRAWAL PLAN. If your account has a value of $10,000 or more, you may participate in the Systematic Cash Withdrawal Plan. Under this plan, you may elect to receive (or designate a third party to receive) regular monthly or quarterly checks in a stated amount of not less than $75. Shares will be redeemed as necessary to make those payments. To participate in the Systematic Cash Withdrawal Plan, you must elect to have dividends and capital gain distributions on your Fund shares reinvested.

INVESTMENTS THROUGH EMPLOYEE BENEFIT AND SAVINGS PLANS. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund available to their participants. The Adviser may provide compensation to organizations providing administrative and recordkeeping services to those plans.

AUTOMATIC REINVESTMENT PLAN. For your convenience, all dividends and distributions of the Fund are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless you request otherwise in writing. A written request to change your dividend reinvestment election must be received at least three full business days before a given record date to be effective on that date. If you elect to receive dividends or distributions in cash and the U.S. Postal Service cannot deliver the checks, or if a check remains uncashed for six months or more, the dividends or distributions will be reinvested in shares at the net asset value in effect at the time of reinvestment.

TAX SHELTERED RETIREMENT PLANS. Eligible investors may open a pension or profit sharing account in the Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; and (ii) Simplified Employee Pensions (SEPs) for sole proprietors, partnerships and corporations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDEND POLICY. It is the policy of the Fund to distribute to shareholders its investment company income, if any, annually and any net realized capital gains annually or more frequently as required for qualification as a regulated investment company by the Code. Dividends and distributions generally are taxable in the year paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in December of the previous year.

TAXATION OF THE FUND. The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). While so qualified, the Fund will not be required to pay any Federal income tax on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements.

TAXATION OF SHAREHOLDERS. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares. Questions on how distributions will be taxed should be directed to your tax adviser.


Generally, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 20% with respect to capital assets held for more than 12 months, and 18% with respect to capital assets acquired after December 31, 2000 and held for more than 5 years. The highest rate applicable to corporations is 35%. Certain income from the Fund may qualify for a corporate dividends-received deduction of 70%. Following the end of each calendar year, every shareholder will be sent applicable tax information and information regarding the dividends paid and capital gain distributions made during the calendar year. The Fund may be subject to foreign withholding taxes which would reduce its investment return. Tax treaties between certain countries and the U.S. may reduce or eliminate these taxes. Shareholders who are subject to U.S. Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by the Fund. The Fund's transactions in options, futures and forward contracts are subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

The Fund is required by Federal law to withhold a "backup withholding" tax with respect to reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain shareholders. For amounts paid during 2002 and 2003, the backup withholding rate is 30%. Please see the Statement of Additional Information for information regarding backup withholding rates in subsequent years. In order to avoid this backup withholding requirement, you must certify on your Share Purchase Application, or on a separate form supplied by the Fund, that your social security or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.


This discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, which are subject to change. A more detailed discussion is contained in the Statement of Additional Information. You should consult your own tax adviser as to the tax consequences of investing, including the application of state and local taxes which may be different from the Federal income tax consequences described above.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since June 7, 2001 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund's financial statements, are included in the Fund's annual report dated October 31, 2001, which is available upon request.

                                                                  For the Period
                                                                  June 7, 2001(1)
                                                                      through
                                                                    October 31,
                                                                        2001
                                                                  ---------------
Per Share Data*:
Net asset value, beginning of period ........................      $        10.00
                                                                   --------------

Income from investment operations:
     Net investment income ..................................                0.09
     Net realized and unrealized gains on investments .......                0.07
                                                                   --------------
     Total from investment operations .......................                0.16
                                                                   --------------

Less distributions:
     Dividends from net investment income ...................               (0.06)
                                                                   --------------
     Total Distributions ....................................               (0.06)
Net asset value, end of period ..............................      $        10.10
                                                                   ==============

Total return(2) .............................................                1.64%

Supplemental data and ratios:
Net assets, end of period ...................................      $   38,203,358
Ratio of expenses to average net assets(3) ..................                1.35%(4)
Ratio of net investment income to average net assets(3) .....                2.55%(4)

Portfolio turnover rate .....................................                8.62%

----------

(1)  Commencement of Operations.

(2)  Not annualized.

(3)  Annualized.

(4) Without fees waived, the ratio of net expenses to average net assets for the period ended October 31, 2001 would have been 1.40%; and the ratio of net investment income to average net assets would have been 2.50%.

*    For a share of beneficial interest outstanding the entire period.

                             ADDITIONAL INFORMATION

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

                         INVESTMENT ADVISER

                 ALPINE MANAGEMENT & RESEARCH, LLC
                  122 East 42nd Street, 37th Floor
                      New York, New York 10168

                            SUB-ADVISER

                     SAXON WOODS ADVISORS, LLC
                      2500 Westchester Avenue
                             Suite 109
                      Purchase, New York 10577

                             CUSTODIAN


                           U.S. BANK, N.A.

                         425 Walnut Street
                        Cincinnati, OH 45202

                 TRANSFER AGENT, FUND ACCOUNTANT &
                           ADMINISTRATOR


                  U.S. BANCORP FUND SERVICES, LLC

                      615 East Michigan Street
                        Milwaukee, WI 53202

                           LEGAL COUNSEL

                      SCHULTE ROTH & ZABEL LLP
                          919 Third Avenue
                      New York, New York 10022

                   INDEPENDENT PUBLIC ACCOUNTANTS

                     PRICEWATERHOUSECOOPERS LLP

                       100 East Wisconsin Avenue
                         Milwaukee, WI 53202

                            DISTRIBUTOR

                      QUASAR DISTRIBUTORS, LLC
                      615 East Michigan Street
                        Milwaukee, WI 53202


TO OBTAIN MORE INFORMATION ABOUT THE FUND

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS - Additional information is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To obtain free copies of the annual or semi-annual report or the SAI or to discuss questions about the Fund:

BY TELEPHONE - 1-866-729-6633


BY MAIL - Alpine Dynamic Balance Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

FROM THE SEC - Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-10405.

                 SUBJECT TO COMPLETION DATED: FEBRUARY 11, 2002

                       STATEMENT OF ADDITIONAL INFORMATION

                               [___________] 2002



                           ALPINE DYNAMIC BALANCE FUND
                         A SERIES OF ALPINE SERIES TRUST
                            615 East Michigan Street
                                    3rd floor
                               Milwaukee, WI 53202
                                  866-729-6633





                  This Statement of Additional Information relates to Alpine Dynamic Balance Fund (the "Fund"). The Fund is a separate series of Alpine Series Trust (the "Trust"). Shares of the Fund are offered through a Prospectus. A copy of the Prospectus may be obtained without charge by calling the number listed above. This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and is intended to provide you with information regarding the activities and operations of the Fund. The Statement of Additional Information should be read in conjunction with the Prospectus.


                  The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND AND ITS INVESTMENTS...............................................................................1
HISTORY OF THE FUND AND GENERAL INFORMATION...............................................................................1
TYPES OF INVESTMENTS......................................................................................................1
SPECIAL INVESTMENT TECHNIQUES.............................................................................................9
INVESTMENT RESTRICTIONS..................................................................................................11
CERTAIN RISK CONSIDERATIONS..............................................................................................14
MANAGEMENT...............................................................................................................14
CODES OF ETHICS..........................................................................................................16
INVESTMENT ADVISORY ARRANGEMENTS.........................................................................................16
DISTRIBUTOR..............................................................................................................17
ALLOCATION OF BROKERAGE..................................................................................................17
REDEMPTIONS..............................................................................................................20
NET ASSET VALUE..........................................................................................................21
PURCHASE OF SHARES.......................................................................................................22
PERFORMANCE INFORMATION..................................................................................................24
FINANCIAL STATEMENTS.....................................................................................................25
APPENDIX "A"   DESCRIPTION OF BOND RATINGS..............................................................................A-1
APPENDIX "B"   FUTURES AND OPTIONS......................................................................................B-1

                   DESCRIPTION OF THE FUND AND ITS INVESTMENTS

                 The investment objectives of the Fund and a description of its principal investment strategies is set forth under "ABOUT THE FUND" and "THE FUND'S INVESTMENTS AND RELATED RISKS" in the Prospectus. The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund.

                 Alpine Management & Research, LLC (the "Adviser") serves as the investment adviser of the Fund. Saxon Woods Advisors, LLC (the "Sub-Adviser") serves as the sub-adviser of the Fund.


                   HISTORY OF THE FUND AND GENERAL INFORMATION

CAPITALIZATION AND ORGANIZATION

                  The Fund is a series of Alpine Series Trust, a Delaware business trust organized on June 5, 2001. The Fund commenced its operations on June 6, 2001. The Fund offered its shares on a private placement basis to existing advisory clients of the Adviser and the Sub-Adviser. The Trust is governed by its Board of Trustees. The Fund may issue an unlimited number of shares of beneficial interest with a $0.001 par value. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares of the same class in dividends and distributions declared by the Fund and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.


                  Under the Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

                  Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

                  The Trustees are authorized to classify and reclassify any issued class of shares of the Fund into shares of one or more classes of the Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series of the Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Fund, would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately. In addition the Trustees may, in the future, create additional classes of shares of the Fund. Except for the different distribution related and other specific costs borne by classes of shares of the Fund that may be created in the future, each such class will have the same voting and other rights described as the other class or classes of such Fund.

                  Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Fund. A meeting of shareholders for the purpose of electing or removing one or more Trustees will be called (i) by the Trustees upon their own vote, or (ii) upon the demand of a shareholder or shareholders owning shares representing 10% or more of the outstanding shares. The rights of the holders of shares of a series of a Trust may not be modified except by the vote of a majority of the outstanding shares of such series.


                              TYPES OF INVESTMENTS

EQUITY SECURITIES

                  Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

CONVERTIBLE SECURITIES

                  The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

                  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser and the Sub-Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser and the Sub-Adviser evaluate the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser and the Sub-Adviser consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WARRANTS

                  The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

FOREIGN SECURITIES

                  The Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets ("foreign securities"). To the extent that foreign securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: the Fund's net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase. Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease. The performance of the Fund will be measured in U.S. dollars, the base currency for the Fund. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

                  The Fund may engage in transactions in foreign securities which are listed on foreign securities exchanges, traded in the over-the-counter market or issued in private placements. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser and the Sub-Adviser, this affords the Fund the ability to obtain best price and execution. Securities markets of foreign countries in which the Fund may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
(6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Fund to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by the Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries. These various risks may be greater in emerging market countries.

                  American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

FIXED INCOME SECURITIES

                  The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. Fixed income securities may include:

          -    bonds, notes and debentures issued by corporations;

          - debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("U.S. Government Securities");

          -    municipal securities;

          -    mortgage-backed and asset-backed securities;

          - debt securities issued or guaranteed by foreign corporations and foreign governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks.

                  Subject to certain limitations, the Fund may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities have received a rating from Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's") in one of the four highest rating categories or, if not rated, have been determined to be of comparable quality to such rated securities by the Adviser or the Sub-Adviser. Non-investment grade debt securities (typically called "junk bonds") have received a rating from S&P or Moody's of below investment grade, or have been given no rating and are determined by the Adviser and the Sub-Adviser to be of a quality below investment grade. The Fund may invest up to 5% of the value of its total assets in debt securities that are rated below A by Moody's or by S&P. The Fund may not invest in debt securities rated below Ccc by S&P or Caa by Moody's (or unrated debt securities determined to be of comparable quality by the Adviser and the Sub-Adviser). There are no limitations on the maturity of debt securities that may be purchased by the Fund.

SOVEREIGN DEBT OBLIGATIONS

                  The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  The Fund may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own. The Fund may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly. Any investment by the Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the Investment Company Act of 1940 (the "1940 Act"). When the Fund holds shares of another investment company, the Fund's shareholders will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Fund.

                  The Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value. The Fund may pay a premium to invest in a closed-end investment company in circumstances where the Adviser and the Sub-Adviser determine that the potential for capital growth justifies the payment of a premium. Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations. Shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

MORTGAGE-BACKED SECURITIES

                  The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations ("CMOs") and interests in real estate mortgage investment conduits ("REMICs"). CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (the "Code") and have the same characteristics as CMOs.

                  The Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

                  Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interests rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

ASSET-BACKED SECURITIES

                  The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under the "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

STRATEGIC INVESTMENTS

FOREIGN CURRENCY TRANSACTIONS; CURRENCY RISKS

                  Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, it generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

                  The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                  The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund does not speculate in foreign currency.

                  Except for cross-hedges, the Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that the Adviser and the Sub-Adviser believe will tend to be closely correlated with that currency with regard to price movements. At the consummation of a forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

                  It should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS

                  The Fund may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities. These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Fund. Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by the Fund would represent more than 5% of the Fund's net assets.

                  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

                  A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS

                  Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser and the Sub-Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

                  The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

FOREIGN CURRENCY FUTURES TRANSACTIONS

                  By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

                  A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS

                  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

                  Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser and the Sub-Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

ILLIQUID SECURITIES

                  The Trust's Board of Trustees (the "Trustees") has adopted procedures to determine the liquidity of certain restricted securities, as permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A (the "Rule") is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for sale under the Rule. The Staff of the SEC has left the question of determining the liquidity of restricted securities eligible for resale under the Rule for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of these restricted securities:

          (i)   the frequency of trades and quotes for the security;

          (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

          (iii) dealer undertakings to make a market in the security; and

          (iv) the nature of the security and the nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

                  These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market and are maintained until the transaction has been settled.

LENDING OF PORTFOLIO SECURITIES

                  The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

TEMPORARY INVESTMENTS

                  For defensive purposes, the Fund may temporarily invest all or a substantial portion of its assets in high quality fixed income securities, including money market instruments, or may temporarily hold cash. Fixed income securities will be deemed to be of high quality if they are rated "A" or better by S&P or the corresponding rating by Moody's or, if unrated, are determined to be of comparable quality by the Adviser and the Sub-Adviser. Money market instruments are high quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include:

          -    Government Securities;

          -    commercial paper;

          - certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation;

          - short-term obligations of foreign issuers denominated in U.S. dollars and traded in the U.S.; and

          -    repurchase agreements.

                  Repurchase agreements are agreements under which the Fund purchases securities from a bank or a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the bankruptcy or insolvency of the seller, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of the securities may decline before the Fund is able to dispose of them. If the Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to most repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral. The Fund has adopted procedures designed to minimize the risks of loss from repurchase agreements.

                  The Fund's custodian or a sub-custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser and the Sub-Adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

                  The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and involve risks similar to those discussed under "Borrowing" below. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

                  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

SHORT SALES


                  The Fund may effect short sales of securities. A short sale involves the sale of a security that the Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefor) at a later date at a lower price. When selling short, the Fund must borrow the security sold short and will be obligated to return the security to the lender. This is accomplished by a later purchase of the security by the Fund to close its short position. When the Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund's net assets.


                  The use of short sales is considered a speculative investment practice. The limited use of this practice, however, permits the Fund to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser and the Sub-Adviser are overvalued or are likely to be adversely affected by particular trends or events.

                  The Fund may also effect short sales "against the box" to hedge against a decline in the value of a security owned by the Fund. These transactions are not subject to the 10% limitation described above. If the Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

BORROWING

                  The Fund may borrow money for investment purposes (which is a practice known as "leverage"). Leveraging creates an opportunity for increased investment returns, but at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal amount of such borrowings will be fixed, the Fund's net assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders, the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund did not use leverage. Leveraging will create interest expenses for the Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leverage was not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of borrowings, the investment return of the Fund will be less than if leverage was not used.

                          SPECIAL INVESTMENT TECHNIQUES

                  The Fund may engage in transactions in options and futures contracts and options on futures contracts. These instruments derive their performance, at least in part, from the performance of an underlying asset or index. The discussion below provides additional information regarding the use of options on stock indices and stock index futures. Appendix B to this Statement of Additional Information sets forth further details regarding options and futures.

USE OF FUTURES AND OPTIONS

                  The Fund will comply with and adhere to all limitations on the manner and extent to which its effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, the Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

                  The Fund may purchase call and put options on securities to seek capital growth or for hedging purposes. The Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes.

                  The Fund may invest up to 10% of the value of its assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Fund may not write covered call and put options on securities and securities indices with aggregate exercise prices in excess of 15% of the value of its assets.

RISKS OF OPTIONS ON STOCK INDICES

                  The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurred, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

                  The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund would be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the Adviser and the Sub-Adviser, the market for such options has developed sufficiently that such risk in connection with such transactions is no greater than such risk in connection with options on stocks.

STOCK INDEX FUTURES CHARACTERISTICS

                  Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. A determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

                  Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract. For a more complete discussion of the risks involved in stock index futures, refer to the Appendix ("Futures and Options").

                  Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

                  In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, its may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

                  Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to the Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears, the relevant policy is non-fundamental and may be changed by the Trustees without shareholder approval. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares of the Fund present if more than 50% of the shares are present at a meeting in person or by proxy.

1.       Diversification

                  With respect to 75% of its total assets, the Fund may not purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of any one issuer.

2.       Investment for Purposes of Control or Management

                  The Fund* may not invest in companies for the purpose of exercising control or management.

3.       Purchase of Securities on Margin

                  The Fund* may not purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

4.       Underwriting

                  The Fund will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

5.       Interests in Oil, Gas or Other Mineral Exploration or Development
         Programs

                  The Fund may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

6.       Concentration in Any One Industry

                  The Fund may not invest more than 25% of the value of its total assets in the securities in any single industry, provided that there shall be no limitation on the purchase of U.S. Government securities.

7.       Short Sales

                  The Fund may effect short sales of securities subject to the limitation that the Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by the Fund would exceed 10% of the value of the Fund's net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales "against the box"), this limitation is not applicable.

8.       Lending of Funds and Securities

                  The Fund may not make loans of money or securities, except to the extent that the Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend securities in accordance with such procedures as may be adopted by the Trustees.

                  The Fund may not lend its portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

9.       Commodities

                  The Fund may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit the Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

10.      Real Estate

                  The Fund may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

11.      Borrowing, Senior Securities, Reverse Repurchase Agreements

                  The Fund may not issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), except that the Fund may borrow money from banks and enter into reverse repurchase agreements
(i) in the aggregate amount of up to 10% of the value of its assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by the Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of the Fund's total assets (measured in each case at the time of borrowing).

12.      Joint Trading

                  The Fund* may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or the Sub-Adviser or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

13.      Pledging Assets

                  The Fund may not pledge, mortgage, hypothecate or otherwise encumber its assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices

14.      Investing in Securities of Other Investment Companies

                  The Fund* will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets.

15.      Illiquid Securities

                  The Fund* may not invest more than 15% of its net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding securities eligible for resale under Rule 144A of the 1933 Act which the Trustees have determined to be liquid.

16.      Options

                  The Fund* may write, purchase or sell put or call options on securities, stock indices and foreign currencies, or combinations thereof, as discussed elsewhere in this Statement of Additional Information.

17.      Futures Contracts

                  The Fund* may not purchase financial futures contracts and related options except for "bona fide hedging" purposes, but may enter into such contracts for non-hedging purposes provided that aggregate initial margin deposits plus premiums paid by the Fund for open futures options positions, less the amount by which any such positions are "in-the-money," may not exceed 5% of the Fund's total assets.

                  Except as otherwise stated in this Statement of Additional Information or in the Prospectus, if a percentage limitation set forth in an investment policy or restriction of the Fund is adhered to at the time of investment or at the time the Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net assets of the Fund, will not result in a violation of such restriction.

                  For purposes of their policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

                           CERTAIN RISK CONSIDERATIONS

                  There can be no assurance that the Fund will achieve its investment objective and an investment in the Fund involves certain risks which are described under "ABOUT THE FUND - Main Risks" and "THE FUND'S INVESTMENTS AND RELATED RISKS" in the Prospectus.

                                   MANAGEMENT


                  The Board of Trustees has the responsibility for the overall management of the Trust and the Fund, including general supervision and review of the Fund's investment activities and it conformity with Delaware law and the stated policies of the Fund. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.


                  The Trustees and executive officers of the Trust, their ages, addresses and principal occupations during the past five years are set forth below:


                  Laurence B. Ashkin (76), 180 East Pearson Street, Chicago, IL
- Trustee since September 24, 2001. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Trustee of Alpine Equity Trust (formerly Evergreen Global Equity Trust). Trustee Emeritus of Evergreen Fund complex.

                  H. Guy Leibler (47), 25 Cowdray Park Drive, Greenwich, CT - Trustee since the Trust's inception. Director and Chairman of White Plains Hospital Center (since April 1988); Chairman and President of Pailatus, a news media company (1997-1999); Director of Brand Space Inc., a brand marketing/advertising company (1997-1999); Advisor to Sony/Loews Theaters, an entertainment company (1995-1997); President of Sony Plaza, Inc., a consumer electronics, music and film company (1993 to 1996); and President and Chief Executive Officer of Schulman Realty (1978-1992). Trustee of Alpine Equity Trust.

                  Samuel A. Lieber* (45), 122 East 42nd Street, New York, New York - Trustee and President since the Trust's inception. Member of Alpine Management & Research, LLC since November 1997. Formerly, Portfolio Manager, Evergreen Asset Management Corp. ("EAM") (1985-1997).

                  Robert W. Gadsen (45), 122 East 42nd Street, New York, New York - Secretary since the Trust's inception. Employee of Alpine Management & Research, LLC since September 1999. Formerly, Vice President, Prudential Insurance Company (1990-1999).



------------

* Trustee who is an "interested person" of the Trust, as such term is defined by the 1940 Act.

                  Christine P. Gray (27), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin - Treasurer since the Trust's Inception. From 1998 to present, Assistant Vice President, U.S. Bancorp Fund Services, LLC; prior to joining Firstar, Ms. Gray was an Auditor In-Charge with KPMG, LLP.




                  Paul W. Rock (42), U.S. Bancorp Fund Services, LLC,
9 Greenridge Avenue, White Plains, New York - Assistant Treasurer since the Trust's Inception. From April 1996 to present, Vice President of U.S. Bancorp Fund Services, LLC, prior to joining Firstar Mr. Rock held similar positions with U.S. Trust Company of New York.



                  Jonathan D. Olsen (27), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin - Assistant Secretary since February 6, 2002. From 2001 to present, Compliance Administrator, U.S. Bancorp Fund Services, LLC; prior to joining U.S. Bancorp, Mr. Olsen was Mutual Fund Accountant with Strong Investments.


                  The Trust pays an annual fee to each Trustee who is not an officer or employee of the Adviser, the Sub-Adviser or the distributor (or any affiliated company of the Adviser, the Sub-Adviser or distributor) in the amount of $1,667. Travel expenses of Trustees who are not affiliated persons of the Adviser, the Sub-Adviser or distributor (or any affiliated company of the Adviser, the Sub-Adviser or distributor) which are incurred in connection with attending meetings of the Board of Trustees will also be reimbursed.


        Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001:

                                                            Aggregate Dollar Range of
                                                        Ownership in Investment Companies
            Name of              Dollar Range of         Overseen by Director in Family
            Person              Ownership in Fund           of Investment Companies*
      ------------------        -----------------       ---------------------------------
      Laurence B. Ashkin        $50,001-$100,000                  Over $100,000

        H. Guy Leibler                None                            None

       Samuel A. Lieber           Over $100,000                   Over $100,000

               Other than as set forth in the foregoing table, no Trustee who is not an interested person of the Trust or immediately family member of any such Trustee has, during the two most recently completed calendar years had:

        (i) any securities interest or any other direct or indirect interest in the Adviser, the Sub-Adviser or the Distributor of the Fund or their affiliates; or

        (ii) any material interest, direct or indirect in any transaction or series of similar transactions in which the amount involved exceeds $60,000; or

        (iii) any direct or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to or from, provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

        (iv) any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

        (A) the Fund; (B) an officer of the Trust; (C) an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser, the Sub-Adviser or the Distributor; (D) an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser, the Sub-Adviser or the Distributor;
(E) the Adviser, the Sub-Adviser or the Distributor; (F) an officer of the Adviser, the Sub-Adviser or the Distributor; (G) a person directly or indirectly controlling, controlled by, or under common control with the Adviser, the Sub-Adviser or the Distributor; or (H) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser, the Sub-Adviser or the Distributor (excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.);

               No officer of the Adviser, the Sub-Adviser or the Distributor, or officers of persons directly or indirectly controlling, controlled by, or under common control with Adviser, the Sub-Adviser or the Distributor has served during the two most recently completed calendar years, on the board of directors of a company where a Trustee who is not an interested person of the Fund or immediate family member of such Trustee, was during the two most recently completed calendar years an officer.

--------
* Includes holdings of Alpine U.S. Real Estate Equity Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each series of Alpine Equity Trust.



The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interest persons" of the Trust (as that term is defined in the 1940
Act). The Audit Committee's function is to recommend to the Board of Trustees independent accountants to conduct the annual audit of the Trust's financial statements, review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services.



                  Set forth below for each of the Trustees is the aggregate compensation (and expenses) paid to such Trustees by the Trust for the period ended October 31, 2002.



                              COMPENSATION TABLE*


                                                                PENSION OR RETIREMENT       TOTAL COMPENSATION FROM
NAME OF PERSON                    AGGREGATE COMPENSATION      BENEFITS ACCRUED AS PART      TRUST AND FUND COMPLEX
                                        FROM TRUST                OF FUND EXPENSES             PAID TO TRUSTEES
Laurence B. Ashkin                       $1,667                           $0                      $1,667

H. Guy Leibler                           $1,667                           $0                      $1,667

Samuel A. Lieber                             $0                           $0                          $0



                  Set forth below is information with respect to each person who to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of January 30, 2002.



NAME AND ADDRESS                    NUMBER OF SHARES     % OF CLASS/FUND
Stephen A. Lieber                      1,013,676              25.01%
1210 Greacen Point Rd.
Mamaroneck, NY  10543-4613

Constance E. Lieber Trust                602,965              14.88%
1210 Greacen Point Rd.
Mamaroneck, NY  10543-4613

The Essel Foundation                     506,838              12.60%
1210 Greacen Point Rd.
Mamaroneck, NY  10543-4613

Samuel A. Lieber                         202,938               5.04%
2 Beach Avenue
Larchmont, NY  10538-4005

Samuel A. Lieber                         202,735               5.04%
Janice Ruth Lieber Trust
2 Beach Avenue
Larchmont, NY  10538-4005



        As a result of his direct and beneficial ownership of 25.01% of the outstanding shares of the Fund on January 30, 2002, Stephen A. Lieber may be deemed to "control" the Fund as that term is defined in the 1940 Act.



--------------
(*) The following information is an estimate of future payments that will be made under the Trust's current agreement.

                                 CODES OF ETHICS


                  The Adviser and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Sub-Adviser and Quasar Distributors, LLC (the "Distributor") have also adopted Codes of Ethics. Each Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Trust, the Adviser, the Sub-Adviser or the Distributor ("Access Persons"), as applicable. Rule 17j-1 and each Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Each Code permits Access Persons to trade securities for their own accounts and generally requires them to report their personal securities. Each Code is included as an exhibit to the Trust's registration statement.


                        INVESTMENT ADVISORY ARRANGEMENTS

                  The management of the Fund is supervised by the Trustees of the Trust. Alpine Management & Research, LLC provides investment advisory services to the Fund pursuant to Investment Advisory Agreement entered into with the Trust (the "Advisory Agreement").

                  The Adviser, located at 122 East 42nd Street, New York, New York 10168, is a Delaware limited liability company. It was formed for the purpose of providing investment advisory and management services to investment companies (including the Fund) and other advisory clients. The sole member and controlling person of the Adviser is Mr. Samuel A. Lieber. Mr. Lieber was previously associated with EAM, the former investment adviser of Alpine U.S. Real Estate Equity Fund and Alpine International Real Estate Equity Fund, and was primarily responsible for investment advisory services provided to those funds.

                  Under the Advisory Agreement, the Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to the Fund's portfolio of investments. In addition, the Adviser provides office facilities to the Fund and performs a variety of administrative services. The Fund bears all of its other expenses and liabilities, including expenses incurred in connection with maintaining its registration under the 1933 Act, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing expenses, expenses of shareholders' meetings and reports to shareholders. The Adviser pays the costs of printing and distributing Prospectuses used for prospective shareholders.

                  The annual percentage rate and method used in computing the investment advisory fee of the Fund is described in the Prospectus.


The advisory fees paid by the Fund to the Adviser for period ended October 31, 2001 were as follows:



                                           Period Ended
                                         October 31, 2001
Advisory Fee                                $ 132,467
Waiver                                      $       0

Net Advisory Fee                            $ 132,467

Expense Reimbursement                       $   6,253



                  The Advisory Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, by a vote of a majority of the Trustees or by the Adviser. The Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

                  The Advisory Agreement was approved by the Trustees, including a majority of the Independent Trustees, on June 4, 2001. The Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval.

                  As authorized by the Advisory Agreement, the Adviser has retained Saxon Woods Advisors, LLC to assist the Adviser in providing investment management services to the Fund pursuant to the terms of a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Adviser has the authority under the Sub-Advisory Agreement to make investment decisions on behalf of the Fund and to place orders to purchase and sell securities for that Fund. It exercises this authority in consultation with the Adviser, which remains actively involved in the formulation and implementation of the investment program for the Fund. The Sub-Adviser is a privately held investment advisory company headed and controlled by Mr. Stephen A. Lieber that manages approximately $600 million of assets for its clients.

                  The Sub-Advisory Agreement is terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of the Fund's outstanding shares, by a vote of a majority of the Trustees or by the Adviser or the Sub-Adviser. The Sub-Advisory Agreement provides that it will automatically terminate in the event of its assignment. The Sub-Advisory Agreement provides in substance that the Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or of reckless disregard of its obligations thereunder. The Sub-Advisory Agreement was approved by the Trustees, including the Independent Trustees, by a vote cast in person at a meeting held on June 4, 2001 for an initial term of two years. The Sub-Advisory Agreement may be continued in effect from year to year after its initial term, provided that its continuance is approved annually by the Trustees or by a majority of the outstanding voting shares of the Fund, and in each case is also approved by a majority of the Independent Trustees by vote cast in person at a meeting duly called for the purpose of voting on such approval. The Adviser pays the Sub-Adviser a monthly fee computed at the annual rate of 0.65% of the average daily net assets of the Fund.

                  Other clients of the Adviser and the Sub-Adviser may have investment objectives and policies similar to those of the Fund. The Adviser, the Sub-Adviser may from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser and the Sub-Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by them to the accounts involved, including the Fund. When two or more clients of the Adviser or the Sub-Adviser are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


                  When approving investment advisory arrangements, the Trustees, including the Independent Trustees, considered a number of factors, including:
(1) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by the Adviser and the Sub-Adviser, (2) the rate of the investment advisory fees payable to the Adviser and the Sub-Adviser and a comparison of the fees paid by comparable funds, (3) the compensation (in addition to the investment advisory fees) and other benefits received by the Adviser and the Sub-Adviser and their respective affiliates, (4) the Adviser's and the Sub-Adviser's costs in providing services,
(5) economies of scale realized by the Adviser and the Sub-Adviser, (6) possible alternatives to the investment advisory arrangements with the Adviser and the Sub-Adviser, (7) the operating expenses of the Fund, and (8) the policies and practices of the Adviser and the Sub-Adviser with respect to portfolio transactions for the Fund.


                  The Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between the Fund and other series of the Trust or series of Alpine Equity Trust and certain other accounts that are managed by the Adviser or the Sub-Adviser. The Fund may from time to time engage in such transactions in accordance with these procedures.


                                   DISTRIBUTOR

                  The Fund has entered into a distribution agreement with Quasar Distributors, LLC (the "Distributor"). The Fund has authorized the Distributor to use appropriate efforts to solicit orders for the sale of shares of the Fund, including such advertising and promotion as it believes reasonable in connection with such solicitation. The Distributor finances such promotional activities at its own expense.

                             ALLOCATION OF BROKERAGE

                  Decisions regarding the placement of orders to purchase and sell investments for the Fund are made by the Adviser and the Sub-Adviser, subject to the supervision of the Trustees. A substantial portion of the transactions in equity securities for the Fund will occur on domestic stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States and some foreign exchanges, these commissions are negotiated. However, on many foreign stock exchanges these commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker-dealer if a better price (including commission) and execution are available.

                  It is anticipated that most purchase and sale transactions involving fixed income securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between the bid and ask price.

                  The policy of the Fund regarding transactions for purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Trust believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund, the Adviser and the Sub-Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and the Sub-Adviser may each rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

                  In seeking to implement the Fund's policies, the Adviser and the Sub-Adviser place transactions with those brokers and dealers who they believe provide the most favorable prices and which are capable of providing efficient executions. If the Adviser or the Sub-Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research or research related services to the Fund, the Adviser or the Sub-Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. The information and services received by the Adviser and the Sub-Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit all or any of the Fund directly. While such services are useful and important in supplementing their own research and facilities, the Adviser and the Sub-Adviser believe the value of such services is not determinable and does not significantly reduce their expenses.

                           ADDITIONAL TAX INFORMATION
        (See also "DIVIDENDS, DISTRIBUTIONS AND TAXES" in the Prospectus)

                  The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

                 Dividends paid by the Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any). Any dividends received by the Fund from domestic corporations will constitute a portion of the Fund's gross investment income. It is anticipated that this portion of the dividends paid by the Fund will qualify for the 70% dividends-received deduction for corporations. Shareholders will be informed of the amounts of dividends which so qualify.

                  Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction. Any loss recognized upon the sale of shares of the Fund held by a shareholder for six months or less will be treated as a long-term capital loss to the extent that the shareholder received a long-term capital gain distribution with respect to such shares.

                  Distributions will be taxable as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders which receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

                  Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

                  Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                  All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.


                  Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. The backup withholding rate is (i) 30% for amounts paid during 2002 and 2003; (ii) 29% for amounts paid during 2004 and 2005; and
(iii) 28% for amounts paid during 2006 through 2010. Under current law, the backup withholding rate for amounts paid after December 31, 2010 will be 31%, although legislation may be enacted which provides for a different rate. If the backup withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


Special Tax Considerations

                  The Fund maintains accounts and calculates income in U.S. dollars. In general, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date the debt security is acquired and the date of disposition, gains and losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities, and gains and losses from the disposition of foreign currencies and foreign currency forward contracts will be treated as ordinary income or loss. These gains or losses increase or decrease, respectively, the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

                  The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses of the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. The Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules. The Fund anticipates that its hedging activities will not adversely affect their regulated investment company status.

                  Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to treat a proportionate share of dividends paid by the Fund which represent foreign source income received by the Fund plus the foreign taxes paid by the Fund as foreign source income; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

                  The Fund intends to meet for each taxable year the requirements of the Code to "pass through" to its shareholders foreign income taxes paid if it is determined by the Adviser to be beneficial to do so. There can be no assurance that the Fund will be able to pass through foreign income taxes paid. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, generally will not be affected by any such "pass through" of foreign tax credits.

                  The Fund may invest in equity interests of certain entities that may qualify as "passive foreign investment companies". Generally, the income of such companies may become taxable to the Fund prior to the receipt of distributions, or, alternatively, income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. The Code generally allows the Fund to elect to mark to market and recognize gains on such investments at the Fund's taxable year end. The Fund will take steps to minimize income taxes and interest charges arising from such investments. Application of these rules may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. Federal income and excise taxes. The Fund will monitor its investments in equity interests in "passive foreign investment companies" to ensure its ability to comply with these distribution requirements.

                                   REDEMPTIONS

                  The following information supplements and should be read in conjunction with the section in the Prospectus entitled "HOW TO REDEEM SHARES."

                  Wire Redemption Privilege - By using this privilege, the investor authorizes the Fund's transfer agent to act on telephone redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the transfer agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by the transfer agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Share Purchase Application, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. A $5 charge is deducted from redemption proceeds. Immediate notification by the correspondent bank to the investor's bank may be necessary to avoid a delay in crediting the funds to the investor's bank account.


                  To change the commercial bank, or account designated to receive redemption proceeds, a written request must be sent to Alpine Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. This request must be signed by each shareholder, with each signature guaranteed as described in the Prospectus under "HOW TO REDEEM SHARES -- Redeeming Shares by Mail."


                  Suspension of Redemptions -- The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission such that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                                 NET ASSET VALUE

                  The following information supplements that set forth in the Fund's Prospectus in the Section entitled "HOW TO BUY SHARES - How the Fund Values Its Shares".

                  The public offering price of shares for the Fund is its net asset value per share. On the business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of the Fund's shares, the per share net asset values of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available or if market quotations are not readily available, securities will be valued at fair value determined in good faith by the Board of Trustees.

                  To the extent that the Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars at the mean between the buying and selling rates of the currency in which such a security is denominated against United States dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trust. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. Securities transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date.

                               PURCHASE OF SHARES

The following information supplements that set forth in the Prospectus under the heading "How To Buy Shares".

General

                  Shares of the Fund are offered on a continuous basis at a price equal to their net asset value, without imposition of any front-end, level load, contingent sales charges, or Rule 12b-1 distribution expenses. Investors may purchase shares of the Fund by mail or wire as described in the Prospectus.

                  In addition, the Fund may authorize one or more brokers to accept on the Fund's behalf purchase and redemption orders ("authorized brokers"). Such authorized brokers may designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, an authorized broker's designee, accepts the order. Such orders will be priced at the net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.


                  The required minimum initial investment in the Fund is $1,000; there is no minimum imposed for subsequent investments. Investors may use the Share Purchase Application available from the Distributor for his or her initial investment. Investors may purchase shares of the Fund in the United States either through selected dealers or agents or directly through the Distributor. A broker may impose transaction fees on the purchase and/or redemption of Fund shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

                  The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined as described below. Orders received by the Distributor prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Distributor prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

DISTRIBUTOR


                  The Distributor, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street,
Milwaukee, WI 53202, serves as the Fund's principal underwriter. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and the Distributor, the Fund has agreed to indemnify the Distributor for certain losses and liabilities, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities arising under the 1933 Act.


TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR


                  U.S. Bancorp Fund Services, LLC located at 615 East Michigan Street, Milwaukee, WI 53202, provides administration, transfer agent and accounting services to the Fund. These services include: assisting in the supervision of all aspects of the operations of the Fund (except those performed by the Adviser, Sub-Adviser, the custodian, the transfer agent or the fund accounting agent); preparing certain period reports; assisting in the preparation of tax returns; and preparing materials for use in connection with meetings of Trustees and shareholders. The Trust pays U.S. Bancorp an annual fee equal to $14,000 (plus $14 per shareholder account) for transfer agent services. In addition, the Trust pays U.S. Bancorp a minimum annual fee equal to $20,000 for Fund administration services and a minimum annual fee of $25,000 for accounting services.


COUNSEL

                  Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York, serves as counsel to the Trust.

INDEPENDENT AUDITORS

                  PricewaterhouseCoopers LLP, has been selected to be the independent auditors of the Fund.





CUSTODIAN

                  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as the Fund's custodian.

ADDITIONAL INFORMATION

                  All shareholder inquiries may be directed to the Fund at the address or telephone number shown on the front cover of this Statement of Additional Information.

                             PERFORMANCE INFORMATION

Total Return

                  From time to time the Fund may advertise its "total return". The Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

                  The Fund's quotations of total return reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value according to the following formula:
                     P (1 + T) to the power of n = ERV

where "P" represents a hypothetical initial investment of $1,000; "T" represents average annual total return; "n" represents the number of years; and "ERV" represents the ending redeemable value of the initial investment. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ERV will be adjusted to reflect the effect of any agreement by the Adviser to waive its fees or to absorb certain expenses of a Fund. Quotations of total return in this Statement of Additional Information will be for one year, five year and ten year periods ended on the date of the most recent balance sheet included in the Trust's registration statement at such times as the registration statement has been in effect for such periods. Until such time as the registration statement has been effective for the one year, five year and ten year periods, the Fund's quotations of total return will also include a quotation of total return for the time period during which the registration statement has been in effect or the time period since the commencement of operations, whichever period begins later. The Fund may also provide quotations of total return for other periods and quotations of cumulative total returns, which reflect the actual performance of the Fund over the entire period for which the quotation is given.

                  The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in its portfolio and its expenses. Total return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

Non-Standardized Performance

                  In addition to the performance information described above, the Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

                  From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, Europe, Australia and Far East index, Morgan Stanley Capital International Equity Emerging Markets Free Index or any other commonly quoted index of common stock prices, which are unmanaged indices of selected common stock prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

                  All shareholder inquiries may be directed to the shareholder's broker, or may be directed to the Funds at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

                  The Fund's financial statements appearing in their most current fiscal year Annual Report to shareholders and the report thereon of PricewaterhouseCoopers LLP, the Fund's independent auditors appearing therein, are incorporated by reference in this Statement of Additional Information. The Annual Reports to Shareholders for the Fund, which contain the referenced statements, are available upon request and without charge.

                                  APPENDIX "A"


DESCRIPTION OF BOND RATINGS

                  Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                  The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

                  The ratings are based, in varying degrees, on the following considerations:

                  1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

                  2. Nature of and provisions of the obligation.

                  3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

                  AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

                  BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

                  D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

                  Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

                  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

                  Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

                  Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

                  A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

          - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

          - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

          - SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          -    SP-2 Satisfactory capacity to pay principal and interest.

          -    SP-3 Speculative capacity to pay principal and interest.

                  Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

          - MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          - MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          - MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          - MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

                  Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

                  Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

                  Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

                  Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

                                  APPENDIX "B"
                                  ------------

                               FUTURES AND OPTIONS

                  The following information should be read in conjunction with the discussions of options and futures elsewhere in this Statement of Additional Information.

OPTIONS ON SECURITIES
---------------------

                  An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

                  Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

                  Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Portfolios may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

                  An option position in an exchange traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the stock pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

                  Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange

(or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

                  Each Fund may also invest in so-called "synthetic" options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

                  Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Fund.

OPTIONS ON STOCK INDICES
------------------------

                  In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

                  The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

FUTURES CONTRACTS ON FIXED INCOME
SECURITIES AND STOCK INDICES
----------------------------

                  A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

                  The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

                  A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

                  Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

                  A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

OPTIONS ON FUTURES CONTRACTS
----------------------------

                  An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

                  A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

                  An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                               ALPINE SERIES TRUST
                           PART C - OTHER INFORMATION


         ITEM 23.            EXHIBITS

         Number            Description


         (a) Declaration of Trust, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.
         (b) By-Laws, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.
         (c) Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.
         (d)1 Investment Advisory Agreement, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.

         (d)2 Sub-Advisory Agreement, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.
         (e)               Form of Distribution Agreement, filed herewith.
         (f)               None
         (g)               Custody Agreement, filed herewith.
         (h)1              Fund Administration Agreement, filed herewith.
         (h)2              Fund Accounting Servicing Agreement, filed herewith.
         (h)3              Transfer Agent Servicing Agreement, filed herewith.
         (h)4 Expense Limitation Agreement, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.
         (i)               Opinion of Counsel to the Registrant, filed herewith.
         (j)               Consent of Independent Accountants to the
                           Registrant, filed herewith.
         (k)               None
         (l)               None
         (m)               None
         (o)               Reserved
         (p) Codes of Ethics, previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed on December 21, 2001 and incorporated herein by reference.




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As a result of his direct and beneficial ownership of 25.01% of the outstanding shares of the Fund on January 30, 2002, Stephen A. Lieber may be deemed to "control" the Fund as that term is defined in the 1940 Act.


ITEM. 25.         INDEMNIFICATION

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant's Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

                  Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         The information required by this item with respect to Alpine Management & Research, L.L.C. is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, L.L.C. The information required by this item with respect to Saxon Woods Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-56918) of Saxon Woods Advisors, LLC.



ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Quasar Distributors, LLC ("Quasar") acts as principal underwriter for the Trust and each series thereof. Quasar also serves as principal underwriter for the following investment companies:

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00,
1/5/01, 8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01,
10/1/01, 10/1/01, and 10/1/01, respectively

         (b) The following table sets forth the indicated information with respect to each director and officer of Quasar:

NAME                                     POSITIONS AND OFFICES WITH             POSITIONS WITH THE REGISTRANT
                                         UNDERWRITER
James Schoenike                          President, Board Member                None

Donna Berth                              Treasurer                              None

Susanne Riley                            Secretary                              None

Joe Redwine                              Board Member                           None

Bob Kern                                 Board Member                           None

Paul Rock                                Board Member                           Assistant Treasurer

Jennie Carlson                           Board Member                           None
601 Second Avenue South
Minneapolis, MN  55402


         (c)      Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


                  All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of U.S. Bancorp
                  Fund Services, L.L.C., 615 East Michigan Street, Milwaukee, WI 53202. All other books and records required to be maintained by Section 31(a) and the rules thereunder are maintained at 122 East 42nd Street, 37th Floor, New York, New York 10168.



ITEM 29. MANAGEMENT SERVICES

         Not Applicable.


ITEM 30. UNDERTAKINGS

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 8th day of February, 2002.


                                         ALPINE SERIES TRUST


                                         By:   /s/ Samuel A. Lieber
                                            ------------------------------------
                                         Samuel A. Lieber, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURES              TITLE                             DATE



/s/ Samuel A. Lieber    President and Trustee             February 8, 2002
--------------------
Samuel A. Lieber        (Principal Executive Officer)


/s/ Laurence B. Ashkin  Trustee                           February 8, 2002
----------------------
Laurence B. Ashkin


/s/ H. Guy Leibler      Trustee                           February 8, 2002
------------------
H. Guy Leibler

                              ALPINE SERIES TRUST

                                  EXHIBIT INDEX





        (e)           Form of Distribution Agreement
        (g)           Custody Agreement
        (h)1          Fund Administration Servicing Agreement
        (h)2          Fund Accounting Servicing Agreement
        (h)3          Transfer Agent Servicing Agreement
        (i)           Opinion of Counsel to the Registrant
        (j)           Consent of Independent Accountants to the Registrant